Schedule V - Valuation and Qualifying Accounts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Allowance for reinsurance balances
Valuation and Qualifying Accounts
Balance at the beginning of period	$ 5.8	$ 5.4	$ 4.3
Deductions described		0.4	1.1
Balance at the end of period	5.8	5.8	5.4
Allowance for uncollectible accounts
Valuation and Qualifying Accounts
Balance at the beginning of period	5.3	4.0	5.9
Charged to costs and expenses	(0.5)	1.1	(1.2)
Charged to other accounts	(0.5)
Deductions described	0.3	0.2	(0.7)
Balance at the end of period	$ 4.6	$ 5.3	$ 4.0